Consolidated statements of financial position (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated statements of financial position
Property, plant, and equipment
	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2020	1,173,473	—	1,173,473
Additions	66,114	—	66,114
Disposals	(5,298)	—	(5,298)
Exchange differences	(34,750)	—	(34,750)
At December 31, 2020	1,199,540	—	1,199,540
Additions	36,938	—	36,938
Disposals	—	—	—
Exchange differences	31,133	—	31,133
At December 31, 2021	1,267,611	—	1,267,611

Accumulated depreciation
At January 1, 2020	(597,101)	—	(597,101)
Depreciation charge for the year	(212,733)	—	(212,733)
Disposals	1,793	—	1,793
Exchange differences	16,764	—	16,764
At December 31, 2020	(791,277)	—	(791,277)
Depreciation charge for the year	(181,900)	—	(181,900)
Disposals	—	—	—
Exchange differences	(20,060)	—	(20,060)
At December 31, 2021	(993,238)	—	(993,238)

Net book value
At December 31, 2020	408,263	—	408,263
At December 31, 2021	274,373	—	274,373

Right of use assets
	Buildings	Cars	Total
Cost	(in €)
At January 1, 2020	1,067,823	35,058	1,102,881
Additions	—	101,993	101,993
Disposals	—	(28,366)	(28,366)
Exchange differences	(7,997)	—	(7,997)
At December 31, 2020	1,059,826	108,685	1,168,512
Additions	1,208,665	16,445	1,225,110
Disposals	—	—	—
Exchange differences	15,777	—	15,777
At December 31, 2021	2,284,269	125,130	2,409,399

Accumulated depreciation
At January 1, 2020	(245,126)	(20,831)	(265,957)
Depreciation charge for the year	(335,608)	(34,410)	(370,018)
Disposals	—	7,880	7,880
Exchange differences	6,277	—	6,277
At December 31, 2020	(574,457)	(47,361)	(621,818)
Depreciation charge for the year	(342,897)	(28,654)	(371,551)
Disposals	—	—	—
Exchange differences	(7,952)	—	(7,952)
At December 31, 2021	(925,306)	(76,015)	(1,001,321)

Net book value
At December 31, 2020	485,369	61,324	546,694
At December 31, 2021	1,358,962	49,116	1,408,078

Intangible assets
	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2020	683,891	8,190	692,081
Additions	28,075	—	28,075
Reclassification	8,190	(8,190)	—
Exchange differences	(562)	—	(562)
At December 31, 2020	719,593	—	719,593
Additions	840	—	840
Reclassification	—	—	—
Exchange differences	508	—	508
At December 31, 2021	720,942	—	720,942

Accumulated amortization
At January 1, 2020	(239,681)	—	(239,681)
Amortization charge for the year*	(129,963)	—	(129,963)
Exchange differences	234	—	234
At December 31, 2020	(369,410)	—	(369,410)
Amortization charge for the year	(115,982)	—	(115,982)
Exchange differences	(334)	—	(334)
At December 31, 2021	(485,726)	—	(485,726)

Net book value
At December 31, 2020	350,184	—	350,183
At December 31, 2021	235,216	—	235,216

Lease liabilities
Lease liabilities	2021	2020

As of January 1	559,041	845,948
Additions	1,225,110	101,993
Derecognition	(20,555)	(20,555)
Payments	(340,088)	(366,156)
Short-term liability for accrued interest expense	1,136	(388)
Foreign exchange difference	7,882	(1,802)
As of December 31	1,432,526	559,041

Amounts recognized in profit or loss
	2021	2020	2019
	(in €)
Depreciation expense of right-of-use assets (see Note 4.2)	371,551	362,137	265,957
Interest expense on lease liabilities	14,055	7,311	12,765
Rental expense from leases	6,261	6,275	70,451
Thereof short-term leases (included in administrative expenses)	—	937	65,348
Thereof leases of low-value assets (included in administrative expenses)	6,261	5,338	5,103
Total amounts recognized in profit or loss	391,867	375,723	349,173

Other assets
Other assets	December 31, 2021	December 31, 2020
	(in €)
Non-current other assets
Prepaid expense	336,566	353,522
Total	336,566	353,522
Current other assets
Prepayments on research & development projects	10,649,174	2,340,643
Prepaid expense	334,284	1,295,682
Other	—	98,374
Total	10,983,458	3,734,699
Total other assets	11,320,024	4,088,221

Income taxes
InflaRx Group	2021	2020	2019
		(in €)
Loss for the period (accounting profit before income tax)	(45,630,059)	(33,983,614)	(53,254,817)
Tax rate	28.5%	28.7%	29.6%
Tax benefits at tax rate	13,001,984	9,761,910	15,815,083
Tax losses for which no deferred tax asset was recognized	(13,001,984)	(9,761,910)	(15,815,083)
Income tax	—	—	—

Financial assets and financial liabilities
Financial assets and financial liabilities	December 31, 2021	December 31, 2020
	(in €)
Financial assets at amortized cost
Non-current financial assets	27,206,990	272,268
Current financial assets	57,162,266	47,138,738
Financial liabilities at amortized cost
Trade and other payables	16,874,244	8,258,133

Cash and cash equivalents
Cash and cash equivalents	December 31, 2021	December 31, 2020
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	12,584,892	22,616,767
Deposits held in Euro (3 months original maturity and less)	—	1,800,000
Total	12,584,892	24,416,767
Cash at banks
Cash held in U.S. dollars	7,612,467	1,189,126
Cash held in U.S. Euro	6,052,636	362,788
Total	13,665,103	1,551,914
Total cash and cash equivalents	26,249,995	25,968,681

Trade and other payables
Trade and other Payables	December 31, 2021	December 31, 2020
	(in €)
Accrued liabilities from R&D projects	5,924,720	5,250,654
Accounts payable	1,685,037	1,741,251
Other accrued liabilities and payables	964,486	1,266,228
Total trade and other payables	8,574,243	8,258,133